LOSS BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2024
Loss Before Income Tax
LOSS BEFORE INCOME TAX

5.	LOSS BEFORE INCOME TAX

The Group’s loss before tax from continuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Crediting:
Finance income	(13)	(5)	(69)	(9)

Depreciation
- Property, plant and equipment (Note 9)	29	5	4	1
- Right-of-use assets (Note 10)	700	691	346	47
Expense relating to short-term leases (Note 10)	353	194	371	51
Fair value gain on financial instruments:
- Financial assets at fair value through profit or loss	—	—	—	—
- Derivative financial liabilities	(1,007)	(847)	(3,996)	(548)
Expenses related to issuance of shares	—	—	1,354	186
Expenses related to share-based payment	—	3,074	125	17
Consultants share option expense	16,152	—	—	—
Other income	(699)	(3,742)	(2)	(1)
Finance costs	(191)	48	(28)	(4)

Employee benefit expenses** (Note 6)	1,171	1,192	1,251	172

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Crediting:
Finance income	(15,594)	(8,785)	—	—

Charging:
Cost of sales
- Sales of water treatment equipment	94	—	—	—
- Construction service	8,580	2,435	—	—
- Operation and maintenance services	—	307	—	—
- Operation services related to service concession arrangement	5,811	3,130	—	—
- Construction services related to service concession arrangement	—	—	—	—
Cost of sales	14,485	5,872	—	—

Depreciation
- Property, plant and equipment (Note 9)	275	95	—	—
- Right-of-use assets (Note 10)	713	359	—	—
Amortization of intangible assets*	813	460	—	—
Expense relating to short-term leases (Note 10)	137	129	—	—
Impairment losses/(reversal) on financial assets:
- Trade receivables	(3,989)	383	—	—
- Contract assets	171	3,545	—	—
- Other receivables	2,745	6,003	—	—
- Amounts due from related companies	—	—	—	—
Other losses / (income)	(205)	142	—	—
Finance costs	3,586	1,906	—	—

Employee benefit expenses**	9,416	4,960	—	—

*	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY425 and CNYnil (US$nil) and administrative expenses amounted to CNY83, CNY35 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.

**	The employee benefit expenses allocated to cost of sales amounted to CNY1,418, CNY870 and CNYnil (US$nil), selling and distribution expenses amounted to CNY111, CNY70, CNYnil (US$nil) and administrative expenses amounted to CNY9,058, CNY5,212 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.